Statement of Compliance (Details)		12 Months Ended
	Jan. 01, 2019 EUR (€) lease item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Number of types of leases that met IFRS 16 criteria | lease	2
Carrying amount of net property, plant and equipment		€ 3,282,000	€ 3,721,000	€ 4,261,000	€ 4,516,000
Net impact on income statement		(33,619,000)	(30,218,000)	(33,014,000)
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Incremental borrowing rate	1.57%
Underlying assets of leases not restated	€ 5,000	€ 5,000
Increase in net property, plant and equipment			37,000
Carrying amount of net property, plant and equipment			49,000	€ 4,513,000
Net impact on income statement			€ 12,000
IFRS 16 | Vehicles
Disclosure of initial application of standards or interpretations [line items]
Leased assets | item	2
IFRS 16 | Fibroscan machines
Disclosure of initial application of standards or interpretations [line items]
Leased assets | item	10
IFRS 16 | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of initial application of standards or interpretations [line items]
Increase in debt	€ 200,000
Increase in net property, plant and equipment	300,000
Prepaid expense	€ 100,000